COMMITMENTS AND CONTINGENCIES, Underwriting Agreement (Q3) (Details) - USD ($)		11 Months Ended
	Feb. 17, 2021	Dec. 31, 2020
Underwriting Agreement [Abstract]
Additional Units that can be purchased to cover over-allotments (in shares)	2,625,000	2,625,000
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days	45 days
Underwriter deferred fee discount (in dollars per share)	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 7,000,000	$ 6,125,000
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	2,500,000
Options to purchase of forfeited shares (in shares)	125,000
Deferred underwriting commissions		$ 7,043,750